Details to the consolidated cash flow statements (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement [line items]
Income taxes paid (refund), classified as operating activities	$ 2,258	$ 2,787	$ 1,702
Income taxes paid refund classified as operating activities total company	2,258	2,949	1,975
Discontinued operations
Statement [line items]
Income taxes paid refund classified as operating activities discontinued operations	$ (0)	$ 162	$ 273